Capital Stock - Restricted Share Unit Activity (Detail) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Feb. 28, 2018	Feb. 28, 2017	Feb. 29, 2016
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Allocated Share-based Compensation Expense		$ 59
Restricted Share Units (RSUs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of awards granted	3,502,755	5,126,346
Unrecognized compensation expense related to restricted share unit plan	$ 63
Weighted-average vesting period related to unrecognized share-based compensation on unvested awards	1 year 1 month 13 days
Allocated Share-based Compensation Expense	$ 48		$ 59
Number (000’s)
Beginning balance	20,832,000	27,670,000	26,001,000
Granted during the period, Number	3,503,000	5,126,000	8,986,000
Vested during the period, Number	(7,258,000)	(8,691,000)	(4,320,000)
Cancelled during the period, Number	(2,145,000)	(3,273,000)	(2,997,000)
Ending balance	14,932,000	20,832,000	27,670,000
Vested and Expected to Vest, Outstanding Number	14,157,000
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments other than Options, Weighted Average Grant Date Fair Value [Roll Forward]
Beginning balance, Weighted-Average Grant Date Fair Value	$ 7.26	$ 7.38	$ 7.84
Granted during the period, Weighted Average Grant Date Fair Value	10.84	7.77	7.20
Vested during the period, Weighted-Average Grant Date Fair Value	7.43	7.69	8.75
Cancelled during the period, Weighted-Average Grant Date Fair Value	8.22	7.94	8.84
Ending balance, Weighted-Average Grant Date Fair Value	7.87	$ 7.26	$ 7.38
Vested and Expected to Vest, Weighted Average Grant Date Fair Value	$ 7.81
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Additional Disclosures [Abstract]
Average Remaining Contractual Life in Years	1 year 1 month 13 days
Aggregate Intrinsic Value	$ 181
Vested and Expected to Vest, Average Remaining Contractual Life in Years	1 year 1 month 6 days
Vested and Expected to Vest, Intrinsic Value	$ 172
Employee Service Share Based Compensation Tax Deficiencies Realized From Exercise Of Stock Options or Vesting of RSUs	$ 0	$ 1	$ 1